Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Cash And Cash Equivalents
Cash at bank and in hand	$ 2,563		$ 89,117
Cash and cash equivalents	$ 2,563	[1]	$ 89,117	[1]	$ 87,762	$ 112,267

[1]	Includes $Nil (2019: $46,666) of restricted deposits.